COMMITMENTS AND CONTINGENCIES - Summary Of Lessee Operating Lease Liability Maturity (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2022	$ 5,666	$ 3,484
2023	5,771	4,865
2024	5,709	4,970
2025	5,705	4,928
2026		4,896
Thereafter		5,167
Total lease payments	47,426	28,310
Total	16,474	28,310
Finance Lease, Liability, Payment, Due [Abstract]
2022	21	21
2023	11	21
2024	8	11
2025	7	8
2026		7
Thereafter		0
Total lease payments	63	68
Less interest on finance leases	2	15
Total	$ 49	$ 53	$ 49